Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (2,257)	$ (5,263)	$ (3,992)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	477	540	699
Share-based compensation	5,174	3,356	2,169
Change in:
Severance pay, net	(46)	(164)	120
Trade receivables, net	(1,039)	2,412	(1,653)
Other account receivables and prepaid expenses	(1,140)	289	114
Inventories	157	(410)	811
Trade payables	16	1,017	(773)
Employees and payroll accruals	768	16	314
Other liabilities and accrued expenses	910	724	530
Deferred revenue and advances from customers	4,341	(411)	2,267
Net effect of exchange rate differences and other on operating lease right-of-use assets and liabilities	(112)	40	(297)
Accrued interest on bank deposits	(1,230)	(144)	(359)
Net cash provided by (used in) operating activities	6,019	2,002	(50)
Cash flows from investing activities:
Net proceeds from (investment in) short-term bank deposits and long-term bank deposits	(8,281)	(3,064)	8,026
Purchase of property and equipment	(150)	(437)	(427)
Net cash provided by (used in) investing activities	(8,431)	(3,501)	7,599
Foreign currency translation adjustments on cash and cash equivalents	(9)	(101)	(202)
Increase (decrease) in cash and cash equivalents	(2,421)	(1,600)	7,347
Cash and cash equivalents at beginning of the year	11,948	13,548	6,201
Cash and cash equivalents at end of the year	9,527	11,948	13,548
(a) Non-cash investing activities:
Purchase of property and equipment	95	55	36
Net increase (decrease) in operating lease right-of-use assets	1,624	117	(1,492)
(b) Cash paid during the year for:
Taxes on income	$ 104	$ 82	$ 128